General	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has two operating divisions: the Intelligent Robotics and RFID division and the Supply Chain Solutions division.

The Company's wholly-owned subsidiaries include:

1.	BOS-Dimex Ltd., ("BOS-Dimex"), is an Israeli company that comprises the RFID and Robotics Solutions segment. BOS-Dimex provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software application of manufacturers that we represent. Following the acquisition in January 2016 by BOS-Dimex of the business operations of iDnext Ltd. and its subsidiary Next-Line Ltd., BOS-Dimex also offers on-site inventory count services in the fields of apparel, food, convenience and pharma, asset tagging and counting services for corporate and governmental entities. In June 2019 the Company completed the acquisition of the assets of Imdecol Ltd. and now offers intelligent robotics systems for industrial and logistics processes as well as for retail store management.

2.	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronic components to customers in the defense high technology industry and a supply chain service provider for aviation customers that seek a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.